FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS - CARRYING VALUES AND FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	$ 1,864.4	$ 2,102.9
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	12.4	88.9
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	2.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Net Asset Value (NAV)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	1,850.0	2,014.0
Total Liabilities at Fair Value	0.0	0.0
Bonds | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Bonds | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	1,002.6	1,032.5
Bonds | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	11.0	0.0
Bonds | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	1,065.5	1,021.4
Bonds | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	1,013.6	1,038.0
Preferred Stock | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	3.8	4.2
Preferred Stock | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Preferred Stock | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Preferred Stock | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	4.2	4.2
Preferred Stock | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	3.8	4.2
Common Stock | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Common Stock | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Common Stock | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	72.7	64.8
Common Stock | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	55.0	48.6
Common Stock | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	72.7	64.8
Mortgage Loans on Real Estate | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Mortgage Loans on Real Estate | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Mortgage Loans on Real Estate | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	16.2	0.0
Mortgage Loans on Real Estate | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	17.0	17.0
Mortgage Loans on Real Estate | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	16.2	16.8
Policy loans | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Policy loans | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Policy loans | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	121.9	65.3
Policy loans | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	109.9	57.2
Policy loans | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	121.9	65.3
Derivatives | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Derivatives | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	12.4	88.9
Derivatives | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Derivatives | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	18.7	88.9
Derivatives | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	18.7	88.9
Separate Accounts | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	421.8	418.1
Separate Accounts | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Separate Accounts | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Separate Accounts | Net Asset Value (NAV)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	1,850.0	2,014.0
Separate Accounts | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	2,276.6	2,422.9
Separate Accounts | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	2,271.8	2,432.1
Policyholders liabilities: Investment contracts | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Liabilities at Fair Value	0.0	0.0
Policyholders liabilities: Investment contracts | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Liabilities at Fair Value	0.0	0.0
Policyholders liabilities: Investment contracts | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Liabilities at Fair Value	4.9	0.0
Policyholders liabilities: Investment contracts | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Liabilities at Fair Value	4.9	4.0
Policyholders liabilities: Investment contracts | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Liabilities at Fair Value	$ 4.9	$ 4.0